CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net income/(loss) to common stockholders	$ 328,870	$ (679,390)	$ 378,117
Adjustments to reconcile net income to net cash provided by operating activities:
(Gains)/losses on residential whole loans and real estate owned, net	(31,703)	243,933	(79,948)
Gains on securities, net	(1,606)	(74,515)	(69,082)
Impairment and other gains and losses on securities available-for-sale and other assets	(72,996)	425,082	180
Loss on terminated swaps previously designed as hedges for accounting purposes	0	57,034	0
Accretion of purchase discounts and amortization of purchase premiums on residential whole loans and securities, and amortization of terminated hedging instruments	(59,424)	10,949	(25,167)
(Reversal of provision)/provision for credit and valuation losses on residential whole loans and other financial instruments	(48,355)	22,121	2,569
Net other non-cash losses included in net income	10,902	44,055	24,815
(Increase)/Decrease in other assets	(19,441)	39,930	(34,262)
Increase/(Decrease) in other liabilities	14,046	(50,803)	18,553
Net cash provided by operating activities	120,293	38,396	215,775
Cash Flows From Investing Activities:
Purchases of residential whole loans, loan related investments and capitalized advances	(4,516,971)	(1,477,320)	(4,591,422)
Proceeds from sales of residential whole loans, and residential whole loan repurchases	0	1,510,902	(6,769)
Principal payments on residential whole loans and loan related investments	2,012,901	1,825,606	1,378,529
Increase in cash balances resulting from Lima One purchase transaction, net	6,121	0	0
Purchases of securities	0	(163,748)	(1,008,215)
Proceeds from sales of securities and other assets	0	3,790,148	908,697
Principal payments on securities	157,297	633,194	2,098,416
Purchases of real estate owned and capital improvements	(1,338)	(10,198)	(20,110)
Proceeds from sales of real estate owned	187,010	279,786	108,012
Additions to leasehold improvements, furniture and fixtures	(12,048)	(4,862)	(1,879)
Net cash (used in)/provided by investing activities	(2,167,028)	6,383,508	(1,134,741)
Cash Flows From Financing Activities:
Principal payments on financing agreements with mark-to-market collateral provisions	(1,822,198)	(21,810,920)	(67,463,756)
Proceeds from borrowings under financing agreements with mark-to-market collateral provisions	3,022,279	14,008,042	68,724,021
Principal payments on other collateralized financing agreements	(1,883,068)	(1,733,345)	(114,386)
Proceeds from borrowings under other collateralized financing agreements	2,692,576	3,803,150	0
Payment made for other collateralized financing agreement related costs	(7,145)	(1,699)	0
Principal payment on redemption of Senior notes	(100,000)	0	0
Proceeds from issuance of convertible senior notes	0	0	223,311
Payments made for settlements and unwinds of Swaps	0	(60,022)	(40,029)
Proceeds from issuance of series C preferred stock	0	275,000	0
Payments made for costs related to series C preferred stock issuance	0	(8,948)	0
Proceeds from issuances of common stock	1,825	7,441	12,325
Payments made for the repurchase of common stock through the share repurchase program	(85,591)	(50,835)	0
Proceeds from the issuance of warrants	0	14,041	0
Payments made for the repurchase of warrants	0	(33,650)	0
Dividends paid on preferred stock	(32,875)	(29,796)	(15,000)
Dividends paid on common stock and dividend equivalents	(156,140)	(113,508)	(361,565)
Net cash provided by/(used in) financing activities	1,629,663	(5,735,049)	964,921
Net (decrease)/increase in cash, cash equivalents and restricted cash	(417,072)	686,855	45,955
Cash, cash equivalents and restricted cash at beginning of period	821,519	134,664	88,709
Cash, cash equivalents and restricted cash at end of period	404,447	821,519	134,664
Supplemental Disclosure of Cash Flow Information
Interest Paid	116,966	254,270	330,398
Non-cash Investing and Financing Activities:
Transfer from residential whole loans to real estate owned	72,304	96,766	257,701
Dividends and dividend equivalents declared and unpaid	47,751	34,016	90,749
Right-of-use lease asset and lease liability	40,893	0	0
Repayment of Lima One preferred stock in connection with the Lima One transaction	$ 22,030	$ 0	$ 0